Income taxes - Deferred income tax liability (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward		$ 17,142		$ 257
Total deferred tax assets		$ 21,968		$ 257
Reservoir Holdings Inc And Subsidiaries
Deferred tax assets:
Net operating loss carryforward	$ 785,902		$ 481,360
Fair value of swaps	1,046,459		1,718,059
Compensation	44,375		20,682
Charitable contributions	8,951
Unrealized foreign exchange losses	51,924
Total deferred tax assets	1,937,611		2,220,101
Deferred tax liabilities:
Fixed assets and leasehold improvements	(44,393)		(72,006)
Intangible assets	(21,628,755)		(18,563,334)
Total deferred tax liabilities	(21,673,148)		(18,635,340)
Net deferred tax liabilities	$ (19,735,537)		$ (16,415,239)